Share capital, share premium and shares held in treasury (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Called up Share Capital Issued and Fully Paid

RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID		2020		2019
	No. of shares	£m	No. of shares	£m
At start of year	1,980,802,659	286	2,011,043,101	290
Issue of ordinary shares	1,496,653	—	3,059,558	1
Issue of bonus share	—	—	1	—
Cancellation of shares	—	—	(33,300,001)	(5)
At end of year	1,982,299,312	286	1,980,802,659	286

Summary of Share Capital
NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2020 Shares in issue net of treasury shares (millions)	2019 Shares in issue net of treasury shares (millions)
RELX PLC
At start of year	1,980.8	(49.0)	1,931.8	1,961.9
Issue of ordinary shares	1.5	—	1.5	3.1
Repurchase of ordinary shares	—	(7.8)	(7.8)	(33.5)
Net release/(purchase) of shares by the Employee Benefit Trust	—	0.5	0.5	0.4
At end of year	1,982.3	(56.3)	1,926.0	1,931.9

*  At 31 December 2020 the total shares in issue net of treasury shares is 1,926,018,680 (2019: 1,931,782,622).